OPERATIONS AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
OPERATIONS AND PRINCIPAL ACTIVITIES
Summary of Group's subsidiaries and the consolidated VIEs

As of December 31, 2024, the Group’s subsidiaries were as follows:

	Later of Date of	Place of	Legal
	Incorporation/	Establishment/	Ownership
Name of Entity	Consolidation	Incorporation	%
Pony.ai, Inc.	November 15, 2016	Delaware, U.S.	100
Hong Kong Pony AI Limited	December 13, 2016	Hong Kong, PRC	100
Beijing (ZX) Pony AI Technology Co., Ltd. (“Beijing ZX”)	December 19, 2016	Beijing, PRC	100
Beijing (HX) Pony AI Technology Co., Ltd. (“Beijing HX”)	April 1, 2017	Beijing, PRC	100
Guangzhou (ZX) Pony AI Technology Co., Ltd. (“Guangzhou ZX”)	October 25, 2017	Guangdong, PRC	100
Guangzhou (HX) Pony AI Technology Co., Ltd. (“Guangzhou HX”)	January 12, 2018	Guangdong, PRC	100
Guangzhou Bibi Technology Co., Ltd.	November 21, 2018	Guangdong, PRC	100
Beijing (YX) Pony AI Technology Co., Ltd. (“Beijing YX”)	June 19, 2019	Beijing, PRC	100
Jiangsu Rye Data Technology Co., Ltd. (“Jiangsu RD”)	July 18, 2019	Jiangsu, PRC	100
Shanghai (YX) Pony AI Technology Co., Ltd. (“Shanghai YX”)	May 29, 2020	Shanghai, PRC	100
Guangzhou (YX) Pony AI Technology Co., Ltd.	June 24, 2020	Guangdong, PRC	100
Tianjin Poplar LLP.	October 28, 2020	Tianjin, PRC	62
Guangzhou Pony Truck Technology Co., Ltd.	December 7, 2020	Guangdong, PRC	100
Beijing (RX) Pony AI Technology Co., Ltd.	December 14, 2020	Beijing, PRC	100
Beijing Pony Truck Technology Co., Ltd.	December 29, 2020	Beijing, PRC	100
Guangzhou Pony Intelligent Logistics Technology Co., Ltd.	January 19, 2021	Guangdong, PRC	100
Shenzhen (YX) Pony AI Technology Co., Ltd. (“Shenzhen YX”)	April 8, 2021	Shenzhen, PRC	100
Cyantron Logistics Technology Co., Ltd. (“Cyantron Logistics”)	February 17, 2022	Guangdong, PRC	51
Shanghai (ZX) Pony AI Technology Development Co., Ltd.	March 3, 2022	Shanghai, PRC	100
Qingdao Cyantron Logistics Technology Co., Ltd.	March 14, 2022	Shandong, PRC	51
Pony.AI Europe S.à r.l.	September 4, 2024	Esch-sur-Alzette, Luxembourg	100

Summary of consolidated financial information of the consolidated VIEs and the VIEs' subsidiaries

	As of December 31,
	2022	2023
Current assets:
Cash and cash equivalents	31,607	16,863
Restricted cash, current	1,806	—
Short-term investments	—	4,238
Accounts receivable, net	1,343	11,921
Amounts due from related parties	1,831	165
Prepaid expenses and other current assets	7,073	8,958
Total current assets	43,660	42,145
Non-current assets:
Property, equipment and software, net	11,558	4,251
Operating right-of-use assets	1,677	851
Long-term investments	14,389	16,078
Other non-current assets	6,327	4,515
Total assets	77,611	67,840

Current liabilities:
Accounts payable and other current liabilities	8,104	7,146
Operating lease liabilities, current	899	768
Non-current liabilities:
Operating lease liabilities, non-current	795	14
Other non-current liabilities	—	57
Total liabilities	9,798	7,985

	Year ended December 31,
	2022	2023
Revenues	15,378	22,679
Net loss	(13,466)	(16,467)
Net cash used in operating activities	(6,331)	(7,806)
Net cash used in investing activities	(2,980)	(4,825)
Net cash used in financing activities	(568)	—